Restatement of Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement Of Balance Sheet

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$692,373,510	$—	$692,373,510

Liabilities and stockholders’ equity
Total current liabilities	$421,572	$—	$421,572
Deferred legal fees	239,161	—	239,161
Deferred underwriting commissions	24,150,000		24,150,000
Derivative warrant liabilities	—	99,938,040	99,938,040

Total liabilities	24,810,733	99,938,040	124,748,773
Class A common stock, $0.0001 par value; shares subject to possible redemption	662,562,770	(99,938,040)	562,624,730
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	274	1,000	1,274
Class B common stock - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,931,243	62,968,350	68,899,593
Accumulated deficit	(933,235)	(62,969,350)	(63,902,585)

Total stockholders’ equity	5,000,007	—	5,000,007

Total liabilities and stockholders’ equity	$692,373,510	$—	$692,373,510

	As of September 21, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$694,363,065	$—	$694,363,065

Liabilities and shareholders’ equity
Total current liabilities	$1,790,393	$—	$1,790,393
Deferred underwriting commissions	24,150,000	—	24,150,000
Derivative warrant liabilities	—	38,257,890	38,257,890

Total liabilities	25,940,393	38,257,890	64,198,283
Class A common stock, $0.0001 par value; shares subject to possible redemption	663,422,670	(38,257,890)	625,164,780
shareholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	266	382	648
Class B common stock - $0.0001 par value	1,725	—	1,725
Additional paid-in-capital	5,071,351	1,288,818	6,360,169
Accumulated deficit	(73,340)	(1,289,200)	(1,362,540)

Total shareholders’ equity	5,000,002	—	5,000,002

Total liabilities and shareholders’ equity	$694,363,065	$—	$694,363,065

Restatement Of Income Statement

	Period From July 3, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(1,104,601)	$—	$(1,104,601)
Other (expense) income:
Change in fair value of warrant liabilities	—	(61,680,150)	(61,680,150)
Financing costs	—	(1,289,200)	(1,289,200)
Unrealized gain on investments held in Trust Account	171,366	—	171,366

Total other (expense) income	171,366	(62,969,350)	(62,797,984)

Net loss	$(933,235)	$(62,969,350)	$(63,902,585)

Basic and Diluted weighted-average Class A common stock outstanding	69,000,000	—	69,000,000

Basic and Diluted net loss per Class A common shares	$0.00	—	$—

Basic and Diluted weighted-average Class B common stock outstanding	17,250,000	—	17,250,000

Basic and Diluted net loss per Class B common shares	$(0.05)	$(3.65)	$(3.70)

Restatement Of Cash Flows

	Period From July 3, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(933,235)	$(62,969,350)	$(63,902,585)
Adjustments to reconcile net loss to net cash used in operating activities	(146,366)	62,969,350	62,822,984
Net cash used in operating activities	(1,165,494)	—	(1,165,494)
Net cash used in investing activities	(690,000,000)	—	(690,000,000)
Net cash provided by financing activities	692,860,173	—	692,860,173

Net change in cash	$1,694,679	$—	$1,694,679